Discontinued Operations - Additional Information (Detail) (USD $)	3 Months Ended	9 Months Ended	12 Months Ended
	Mar. 31, 2013	Mar. 31, 2013	Jun. 30, 2012
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Material gain or loss recognized on the sale			$ 0
Pension expense	$ 3,800,000	$ 3,800,000